Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		22 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Operating Expenses
General and Administrative Expenses	$ 557,830	$ 293,462	$ 1,329,206	$ 1,158,927	$ 2,776,476
Impairment Expense				6,439,429	6,439,429
Net (loss) from Operation before Taxes	(557,830)	(293,462)	(1,329,206)	(7,598,356)	(9,215,905)
Interest Expense	(112,690)	(113,762)	(338,070)	(137,226)	(591,060)
Provision for Income Taxes
Net (loss)	$ (670,520)	$ (407,224)	$ (1,667,276)	$ (7,735,582)	$ (9,806,965)
Net Loss Per Common Share - Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.1)
Weighted Average Number of Common Shares Outstanding	75,583,110	75,000,000	75,569,430	75,000,000